CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
STOCKHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Preferred stock, shares issued (in shares)	536,342	533,136
Preferred stock, shares outstanding (in shares)	536,342	533,136
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	304,448	300,199
Common stock, shares outstanding (in shares)	304,448	300,199